Related party Transactions (Narrative) (Details) - USD ($)	Aug. 01, 2013	Jan. 31, 2012	Jun. 01, 2010
Related Party Transaction details
El Capitan amended the aggregate monthly payments with two individuals under the informal arrangements effective from June 1, 2010			$ 16,667
El Capitan amended the aggregate monthly payments to the two individuals effective from August 1, 2013	$ 21,667
In January 2012, El Capitan entered in to a consulting agreement with Management Resource Initiatives with monthly consulting fees for services rendered		$ 10,000
The monthly consulting fees for services rendered by Management Resource Initiatives was increased effective August 1, 2013	$ 15,000